Supplemental Oil and Gas Reserve Information (Unaudited) - Additional Information (Detail)	9 Months Ended		12 Months Ended
	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) Boe MMBoe bbl MMcf	Dec. 31, 2015 USD ($) Boe bbl MMcf Mcf	Dec. 31, 2014 Boe bbl
Percentage Of Oil For Proved Developed Reserves			42.00%	71.00%
Percentage Of Natural Gas For Proved Developed Reserves			58.00%	29.00%
Proved Developed and Undeveloped Reserves, Net, Period Increase (Decrease), Total			987,100	1,825.3	1,404.4
Proved Developed and Undeveloped Reserves, Production			66,600
Percentage of Decrease Proved Developed And Undeveloped Reserves Production			6.70%
Proved Developed and Undeveloped Reserves, Revisions of Previous Estimates and Sales of Minerals			920,600	1,691.6
Oil and gas properties additions | $	$ 4,635	$ 16,794	$ 17,089	$ 251,821
Assets, Current, Total | $	$ 451,675		1,678,967	7,213,213
Future Net Cash Flows Relating to Proved Oil and Gas Reserves, Development Costs | $			4,703,230	$ 5,901,660
Oil and Gas Properties [Member]
Oil and gas properties additions | $			17,100
Assets, Current, Total | $			$ 1,700,000
Crude Oil [Member]
Proved Developed and Undeveloped Reserves, Net			532,909	1,489,912	2,954,738
Proved Developed and Undeveloped Reserves, Production			58,123	96,244
Decrease in Oil and Gas Prices | $			$ 3.49	$ 40.00
Percentage of Decrease in Oil And Gas Prices			8.00%	46.10%
Proved Developed and Undeveloped Reserves, Revisions of Previous Estimates			(898,880)	(1,151,550)
Proved Developed Producing Reserves [Member]
Proved Developed and Undeveloped Reserves, Net			879,800
Proved Developed Producing Reserves [Member] | Crude Oil [Member]
Proved Developed and Undeveloped Reserves, Revisions of Previous Estimates			898,900	586.6
Proved Developed Non Producing Reserves [Member] | Crude Oil [Member]
Proved Developed and Undeveloped Reserves, Revisions of Previous Estimates				42.9
Proved Undeveloped Reserves [Member]
Proved Developed and Undeveloped Reserves, Net			707,800	707,800
Proved Undeveloped Reserves [Member] | Crude Oil [Member]
Proved Developed and Undeveloped Reserves, Revisions of Previous Estimates				522.1
Proved Developed Reserves [Member]
Proved Developed and Undeveloped Reserves, Net				1,851.9
Natural Gas [Member]
Proved Developed and Undeveloped Reserves, Net			6,069,287	6,225,409	8,137,159
Proved Developed and Undeveloped Reserves, Production			47,554	188,408
Decrease in Oil and Gas Prices | $			$ 37	$ 42.2
Percentage of Decrease in Oil And Gas Prices			20.00%	1.37%
Proved Developed and Undeveloped Reserves, Revisions of Previous Estimates			(108,849)	(1,723,342)
Natural Gas [Member] | Proved Developed Producing Reserves [Member]
Proved Developed and Undeveloped Reserves, Revisions of Previous Estimates			108,600	1,347.9
Natural Gas [Member] | Proved Developed Non Producing Reserves [Member]
Proved Developed and Undeveloped Reserves, Improved Recovery | MMcf				262,400
Natural Gas [Member] | Proved Undeveloped Reserves [Member]
Proved Developed and Undeveloped Reserves, Revisions of Previous Estimates | Mcf				637.8
Natural Gas Liquids [Member]
Proved Developed and Undeveloped Reserves, Net			43,237	47,345	89,250
Proved Developed and Undeveloped Reserves, Production			528	6,045
Proved Developed and Undeveloped Reserves, Revisions of Previous Estimates			(3,670)	(35,860)
Natural Gas Liquids [Member] | Proved Developed Producing Reserves [Member]
Proved Developed and Undeveloped Reserves, Revisions of Previous Estimates			3,600	65.6
Natural Gas Liquids [Member] | Proved Developed Non Producing Reserves [Member]
Proved Developed and Undeveloped Reserves, Improved Recovery				29,700
Oil Equivalents [Member]
Proved Developed and Undeveloped Reserve, Net (Energy), Beginning Balance | Boe			1,587,690	2,574,860	4,400,180
Oil Equivalents [Member] | Proved Undeveloped Reserves [Member]
Future Net Cash Flows Relating to Proved Oil and Gas Reserves, Development Costs | $			$ 4,300,000
Proved Developed and Undeveloped Reserve, Net (Energy), Beginning Balance | MMBoe			707.8